BASIS OF PRESENTATION	3 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1) BASIS OF PRESENTATION

Description of Business

Beacon Topco, Inc., a Delaware corporation (“Topco” or the “Company”), was formed on September 24, 2025 as a wholly-owned, direct subsidiary of Barinthus Biotherapeutics plc, a public limited company organized under the laws of England and Wales (“Barinthus Bio”). The Company has one wholly-owned direct subsidiary, Cdog Merger Sub, Inc. (“Merger Sub”), which is a Delaware corporation. The Company has not commenced operations, has no assets or liabilities, and has not engaged in any significant activities other than those related to its formation from its incorporation on September 24, 2025 through December 31, 2025. The Company was formed for purposes of consummating a business combination (the “Transactions”) with Barinthus Bio and Clywedog Therapeutics, Inc., a Delaware corporation (“Clywedog”).

On September 29, 2025, the Company entered into an Agreement and Plan of Merger (the “Original Merger Agreement”) with Barinthus Bio, Merger Sub, and Clywedog, as amended by that certain Amendment to the Original Merger Agreement, dated as of February 22, 2026 (such amendment, the “Merger Agreement Amendment” and, together with the Original Merger Agreement, as it may be further amended or modified from time to time, the “Merger Agreement”), pursuant to which (i) the Company will acquire all of the outstanding share capital of Barinthus Bio via a scheme of arrangement in accordance with Part 26 of the United Kingdom Companies Act 2006, and (ii) Merger Sub will merge with and into Clywedog, with Clywedog surviving as a wholly-owned subsidiary of the Company. Upon closing, Barinthus Bio shareholders are expected to own approximately 34% and Clywedog stockholders approximately 66% of the Company on a fully diluted basis, based on the respective capitalizations of Barinthus Bio and Clywedog as of the date the parties entered into the Merger Agreement. The Transactions have been unanimously approved by the boards of directors of each of Barinthus Bio and Clywedog.

There has not been nor will there be any compensation paid by the Company prior to or in connection with the completion of the Transactions.

At the closing of the Transactions, the shares of Topco common stock, par value $0.0001 per share, will be listed on the Nasdaq Stock Market under the ticker symbol “CLYD,” and the Company will be renamed “Clywedog Therapeutics Holdings, Inc.”

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the applicable periods presented. Actual results may vary from these estimates under different assumptions or conditions.